Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity File Number	0-22333
Entity Registrant Name	NANOPHASE TECHNOLOGIES CORPORATION
Entity Central Index Key	0000883107
Entity Tax Identification Number	36-3687863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1319 Marquette Drive
Entity Address, City or Town	Romeoville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60446
City Area Code	(630)
Local Phone Number	771-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable